       AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 2, 2003
                                         REGISTRATION NOS. 33-2081 and 811-04490
 -------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [_]
            POST-EFFECTIVE AMENDMENT NO. 38                                  [X]

                                     AND/OR

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [_]
        AMENDMENT NO. 38                                                     [X]

                      JOHN HANCOCK VARIABLE SERIES TRUST I
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               JOHN HANCOCK PLACE
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                  P.O. BOX 111
                           BOSTON, MASSACHUSETTS 02117
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 572-6000
                         (REGISTRANT'S TELEPHONE NUMBER)

                            RONALD J. BOCAGE, ESQUIRE
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                               JOHN HANCOCK PLACE
                                  P.O. BOX 111
                           BOSTON, MASSACHUSETTS 02117
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:

                           THOMAS C. LAUERMAN, ESQUIRE
                                 FOLEY & LARDNER
                               3000 K Street N.W.
                             WASHINGTON, D.C. 20007

It is proposed that this filing will become effective (check appropriate box)

[_] Immediately upon filing pursuant to paragraph (b)

[_] On May 1, 2003 pursuant to paragraph (b)

[X] 60 days after filing pursuant to paragraph (a) (1)

[_] On May 1, 2003 pursuant to paragraph (a) (1)

[_] 75 days after filing pursuant to paragraph (a) (2)

[_] On (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Prospectus

Registrant's Prospectus is incorporated by reference from Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A, File No. 33-02081, Accession No. 0000927016-03-002285, filed on May 1, 2003.

Statement of Additional Information

Registrant's Statement of Additional Information is incorporated by reference from Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A, File No. 33-02081, Accession No. 0000927016-03-002285, filed on
May 1, 2003.

JOHN HANCOCK
VARIABLE SERIES TRUST I

SUPPLEMENT DATED JUNE 2, 2003
TO
PROSPECTUS DATED MAY 1, 2003

This supplement:

.. replaces the section in the prospectus for the John Hancock Variable Series
  Trust I that describes the Active Bond Fund's Goal and Strategy, Subadviser and Fund Manager, Main Risks, Past Performance and Fees and Expenses of the Fund, and

.. revises the General Information section in the prospectus with respect to any fund's investment strategy that is stated as a percentage of that fund's assets.

On June 2, 2003, the Active Bond Fund employed two new Subadvisers, Declaration Management & Research LLC and Pacific Investment Management Company LLC ("PIMCO"), in addition to its current Subadviser, John Hancock Advisers, LLC, each to manage a portion of the Fund's assets. The following pages of this Supplement describe the Fund's revised Goal and Strategy, its Subadvisers and Fund Managers, its revised Main Risks, its Past Performance and its Fees and Expenses.

After that, this Supplement contains revisions to the first paragraph of the General Information section of the prospectus.

Active Bond Fund


GOAL AND STRATEGY

This is an intermediate term bond fund of medium credit quality that seeks income and capital appreciation.

The Fund normally invests at least 80% of its assets in a diversified mix of debt securities and instruments including but not limited to:

.. U.S. Treasury and agency securities;

.. Asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

.. Corporate bonds, both U.S. and foreign; and

.. Foreign government and agency securities.

The Fund employs a multi-manager approach with three subadvisers each of which employs its own investment approach and independently manages its portion of the Fund. This approach began at the end of May, 2003, when approximately 63% of the Fund's assets were transferred from John Hancock Advisers, LLC with approximately 37% of assets transferred to Pacific Investment Management Company LLC and 25% to Declaration Management & Research LLC. All subsequent investments in the Fund will be allocated equally among the three sub-advisers, while redemptions from the Fund will be allocated on an asset-weighted basis. These allocation methodologies may change in the future.

John Hancock Advisers, LLC uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its assets in high yield bonds, 10% or less of its assets in cash and cash equivalents, and normally invests in foreign securities only if U.S. dollar denominated.

Declaration Management & Research LLC uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. The manager opportunistically emphasizes bonds with yields in excess of U.S Treasury securities.

This portion of the fund normally has no more than 10% of its assets in high yield bonds, 10% or less of its assets in cash and cash equivalents, and normally invests in foreign securities only if U.S. dollar denominated.

Pacific Investment Management Company LLC ("PIMCO") uses proprietary fundamental research, economic analysis and quantitative tools to:

.. determine the appropriate interest rate sensitivity and maturity exposures of its portion of the Fund based on secular and cyclical trends in the economy and financial markets; and,

.. identify attractively priced bond markets, sectors and securities that will benefit from these trends.

This portion of the Fund normally has no more than 20% of its assets in high yield bonds and no more than 30% of its assets in non-U.S. dollar denominated foreign developed and emerging markets bonds.

Each portion of the Fund normally has an average credit rating of "A."

The Fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. Each manager actively uses derivatives to manage the average maturity and interest rate sensitivity for their portion of the fund. Additionally, PIMCO actively uses a variety of derivatives techniques and instruments to manage credit risk, to achieve exposure to a specific market sector and / or to implement foreign currency strategies. Currency management strategies are primarily used for hedging purposes and to protect

--------------------------------------------------------------------------------

SUBADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1995
Managed approximately $24 billion in assets at the end of 2002

FUND MANAGERS

Howard C. Greene, CFA
---------------------
Senior Vice President of subadviser
Joined subadviser in 2002
Vice President of Sun Life Financial Services Company of Canada (1987-2002)

Benjamin A. Matthews, CFA
---------------------
Vice President of subadviser
Joined subadviser in 1995

SUBADVISER

Declaration Management & Research LLC
1650 Tysons Blvd
McLean, VA 22102

Owned by John Hancock
Managing since 1989
Managing Fund since June, 2003
Managed approximately $6.3 billion in assets at the end of 2002

FUND MANAGERS

Management by investment team overseen by:

James E. Shallcross
---------------------
Senior Vice President of subadviser
Joined subadviser in 1991

SUBADVISER

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, California 92660

Managing since 1971
Managing Fund since June, 2003
Managed approximately $305 billion in assets at the end of 2002

FUND MANAGERS

Management by investment team overseen by:

William H. Gross, CFA
---------------------
Managing Director and Chief Investment Officer of subadviser
Joined subadviser in 1971
against changes in foreign currency exchange rates.

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will generally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB-/or below Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage- related and callable securities to be paid off substantially earlier than expected.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

Secondary
None

--------------------------------------------------------------------------------

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

 Year-by-year total returns -- calendar years

                                    [CHART]

 1993    1994    1995   1996    1997   1998    1999    2000   2001    2002
------  ------  ------  -----  ------  -----  ------  ------  -----  ------
10.80%  -2.57%  19.55%  4.10%  10.11%  8.23%  -0.94%  10.45%  7.48%   7.25%

Best quarter: up 4.48%, first quarter 1993 Worst quarter: down 2.51%, first quarter 1994

                             Average annual total returns -- for periods ending 12/31/2002*
                                                    Fund                Index
                             1 year                 7.25%               10.27%
                             5 years                6.42%                7.54%
                             10 years               7.28%                7.51%

Index:  Lehman Brothers Aggregate Bond Index

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund and do not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus to which this prospectus is attached.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                Distribution          Total Annual
     Investment     and                   Fund                    Net Fund
     Management   Service     Other    Operating      Expense     Operating
        Fee     (12b-1) Fee  Expenses   Expenses   Reimbursements Expenses
        ---     -----------  --------   --------   -------------- --------
       0.61%        N/A       0.08%      0.69%          0.0%        0.69%

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 directly in the shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although actual Fund costs may be higher or lower, the Examples show what the Fund costs would be based on these assumptions.

                          Year 1 Year 3 Year 5 Year 10
                           $70    $221   $384   $859



Active Bond Fund -- continued

The first paragraph of the General Information section of the prospectus is revised to read as follows:

In the prospectus, any fund strategy that is stated as a percentage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. However, a fund may be allowed to temporarily deviate from its normal strategy to avoid unnecessary transaction costs when markets are unusually volatile, when the fund experiences unusually large cash flows, or when the publisher of an index substantially changes the constituents used by the fund to measure market capitalization. A fund may not achieve its investment objectives when taking these measures. The trustees of the Trust can change the investment goals and strategy of any fund without shareholder (i.e., contractowner) approval.



GENERAL INFORMATION (all Funds)

                                            JOHN HANCOCK
                                            VARIABLE SERIES TRUST I

                                            Total Return Bond Fund

                                            SUPPLEMENT DATED JUNE 2, 2003
                                            TO
                                            PROSPECTUS DATED MAY 1, 2003

                                            This supplement revises the section
                                            in the prospectus for the John
                                            Hancock Variable Series Trust I that
                                            describes the investment strategy
                                            for the Total Return Bond Fund.

                                            In the Goal and Strategy section for
                                            that Fund, on page 68 of the
                                            prospectus, we have replaced the
                                            second, third and fourth paragraphs
                                            with the following information:


The manager makes ongoing decisions regarding the Fund's maturity, sector and security exposures. The manager uses proprietary fundamental research, economic analysis and quantitative tools to:

o Determine the appropriate interest rate sensitivity and maturity exposures of the Fund based on secular and cyclical trends in the economy and financial markets; and

o Identify attractively priced bond markets, sectors and securities that will benefit from these trends.

The manager evaluates bonds of all quality and maturity levels and the Fund normally has:

o    an average credit rating of "A" or higher;

o    no more than 20% of the its assets in high yield bonds; and

o no more than 30% of its assets in non-U.S. dollar denominated foreign developed and emerging markets bonds.

The Fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The manager actively uses a variety of derivatives techniques and instruments to manage the Fund's credit risk, average maturity and interest rate sensitivity, to achieve exposure to a specific market sector and/or to implement foreign currency strategies. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.


                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02119



                You should retain a copy of this Supplement and
                      the prospectus for future reference.

PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS

   (a) Declaration of Trust of John Hancock Variable Series Trust I, dated February 21, 1988, incorporated by reference to Pre-Effective Amendment No. 2 on Form N-14 (File No. 333-47686), filed on December 6, 2000. Amendment dated May 2, 2003, to the Declaration of Trust is filed herewith.

   (b) By-Laws of John Hancock Variable Series Trust I, adopted April 12, 1988, and amended and restated as of September 18, 2002, are incorporated by reference to Post-Effective Amendment No. 37, File No. 33-02081, filed on May 1, 2003.

   (c) Not applicable.

   (d)

     (1) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 12, 1988 relating to the Stock Fund, Money Market Fund, Aggressive Stock Fund, and Total Return Fund, is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A filed with the Commission in April, 1989.

     (2) Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Life Insurance Company dated April 12, 1988 relating to the Real Estate Equity and International Equity Index Funds, is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A filed with the Commission in April, 1988.

     (3) Amendment No. 1 dated May 1, 1997 to Investment Management Agreements by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated April 12, 1988, April 12, 1988, April 15, 1994 and March 14, 1996, respectively, is incorporated herein by reference, to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 1, 1997.

     (4) Amendment dated May 1, 1998 to Investment Management Agreements by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated April 12, 1998 relating to the International Equity Index Fund, is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A with the Commission on May 1, 1998.

     (5) Amendment dated April 23, 1999 to Investment Management Agreements by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated April 12, 1988, April 12, 1988 April 15, 1994 and March 14, 1996, and April 14, 1998, respectively, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (6) Amendment No. 3 dated November 1, 2000 to Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated April 12, 1988, relating to the Growth & Income Fund (formerly "Stock Portfolio"), Active Bond Fund (formerly "Bond Portfolio"), Money Market Fund (formerly "Money Market Portfolio"), Large Cap Growth Fund (formerly "Aggressive Stock Portfolio"), and Managed Fund (formerly "Total Return Portfolio"), incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (7) Amendment No. 4 dated November 1, 2000 to Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated April 12, 1988, relating to the Real Estate Equity Fund (formerly "Real Estate Portfolio"), incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (8) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 15, 1994 relating to the Short Term Bond (formerly "Short Term U.S. Bond Portfolio"), and Small/Mid Cap Growth Funds (formerly "Mid Cap Growth Portfolio"), is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1994.

     (9) Amendment No. 3, dated October 1, 2001 to Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated April 15, 1994, relating to the Short Term Bond (formerly "Short Term U.S. Bond Portfolio"), and Small/Mid Cap Growth (formerly {"Mid Cap Growth"), incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (10) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated March 14, 1996 relating to the Small Cap Growth, Mid Cap Growth, Small Cap Equity (formerly "Small Cap Value Portfolio"), Large/Mid Cap Value II (formerly "Mid Cap Value Portfolio"), Global Balanced (formerly "International Balanced Portfolio), International Opportunities Large Cap Value, Global Bond (formerly "Strategic Bond"), and Equity Index is incorporated herein by reference to Post- Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1996.

     (11) Amendment No. 2, dated May 1, 1998, to Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated March 14, 1996, relating to the Equity Index Fund, is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the commission on May 3, 1999.

     (12) Amendment No. 3, dated May 1, 1999, to Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated March 14, 1996, relating to the Mid Cap Value fund, and Large Cap Value fund, is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 3, 1999.

     (13) Amendment No. 5, dated November 1, 2000, to Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated March 14, 1996, relating to the Small Cap Equity Fund (formerly "Small Cap Value Portfolio"), Global Balanced Fund (formerly "International Balanced Portfolio"), and Global Bond Fund (formerly "Strategic Bond Portfolio"), incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (14) Amendment No. 6 dated May 1, 2001, to Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated March 14, 1996, relating to the Large Mid Cap Value II Fund (formerly "Mid Cap Value Portfolio") and the Large Cap Value Fund, incorporated by reference to Post-Effective Amendment No. 33 to this

          Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (15) Amendment No. 7 dated October 1, 2001 to Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated March 14, 1996, relating to the Small Cap Growth Fund, Mid Cap Growth Fund, and International Opportunities Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (16) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 14, 1998, relating to the Small/Mid Cap CORE Fund, High Yield Bond Fund, Bond Index Fund, International Opportunities Fund (formerly "Global Equity Portfolio"), and Emerging Markets Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 1, 1998.

     (17) Amendment No. 2, dated October 1, 2001, to Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company, dated April 14, 1998, relating to the High Yield Bond Fund and the Emerging Markets Equity Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (18) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated July 28, 1999, relating to the Aggressive Balanced Fund, Mid Cap Blend Fund, Large Cap Aggressive Growth Fund, Small Cap Value (formerly "Small/Mid Cap Value Portfolio"), Large Cap Value CORE Fund, International Equity Index Fund (formerly "International Equities"), Fundamental Growth Fund (formerly "Fundamental Mid Cap Growth"), and Large/Mid Cap Value Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (19) Amendment No. 1, dated November 1, 2000, to Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated July 28, 1999, relating to the Fundamental Growth Fund formerly "Fundamental Mid Cap Growth Portfolio"), incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (20) Amendment No. 2, dated May 1, 2001, to Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated July 28, 1999, relating to the Small Cap Value fund (formerly "Small/Mid Cap Value"), incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002

     (21) Amendment No. 3, dated October 1, 2001, to Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated July 28, 1999, relating to the International Equity Fund, incorporated by reference to Post-Effective

          Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (22) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Life Insurance Company dated April 30, 2001, relating to the Health Sciences fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (23) Sub-Investment Management Agreement, dated March 29, 1996, among John Hancock Variable Series Trust I, John Hancock Advisers, Inc., and John Hancock Life Insurance Company, relating to the Small Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1996.

     (24) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Capital Guardian Trust Company, and John Hancock Life Insurance Company, relating to the Small Cap Equity (formerly "Small Cap Value"), Global Balanced, and Global Bond Funds, is incorporated herein by reference to the Registrant's
          Schedule 14A, filed with the Commission on September 14, 2000.

     (25) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, T. Rowe Price International, Inc., and John Hancock Life Insurance Company, relating to the International Opportunities Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (26) Amendment dated July 1, 2001, to Sub-Investment Management Agreement dated November 1, 2001 among John Hancock Variable Series Trust I, T. Rowe Price International, Inc., and John Hancock Life Insurance Company, relating to the International Opportunities Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (27) Sub-Investment Management Agreement, dated March 18, 1997, among John Hancock Variable Series Trust I, State Street Bank & Trust Company, and John Hancock Life Insurance Company, relating to the Equity Index Fund, is incorporated herein by reference to Post Effective Amendment Number 16 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 1, 1997.

     (28) Amendment, dated April 14, 1998, to Sub-Investment Management Agreement, dated March 18, 1997, among John Hancock Variable Series Trust I, State Street Bank & Trust Company, and John Hancock Life Insurance Company, relating to the Equity Index Fund, incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 1, 1998.

     (29) Amendment, dated May 1, 2001, to Sub-Investment Management Agreement, dated March 18, 1997, among John Hancock Variable Series Trust I, State Street Bank & Trust Company, and John Hancock Life Insurance Company, relating to the Equity Index Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (30) Amendment, dated July 1, 2001, to Sub-Investment Management Agreement, dated March 18, 1997, among John Hancock Variable Series Trust I, State

          Street Bank & Trust Company, and John Hancock Life Insurance Company, relating to the Equity Index Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (31) Sub-Investment Management Agreement, dated April 28, 1998, among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Life Insurance Company, relating to the Small/Mid Cap CORE Fund, incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 3, 1999.

     (32) Sub-Investment Management Agreement, dated May 1, 1998 among John Hancock Variable Series Trust I, Independence International Associates, LLC, (formerly known as Independence International Associates, Inc.) and John Hancock Life Insurance Company, relating to the International Equity Index Fund, incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 3, 1999.

     (33) Sub-Investment Management Agreement, dated April 20, 1998, among John Hancock Variable Series Trust I, Mellon Bond Associates, and John Hancock Life Insurance Company, relating to the Bond Index Fund, incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 1, 1998.

     (34) Amendment, dated July 1, 2001, to Sub-Investment Management Agreement, dated April 20, 1998, among John Hancock Variable Series Trust I, Mellon Bond Associates, and John Hancock Life Insurance Company, relating to the Bond Index Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (35) Sub-Investment Management Agreement, dated April 20, 1998, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, relating to the High Yield Bond Fund, incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 1, 1998.

     (36) Sub-Investment Management Agreement dated August 1, 1999, among John Hancock Variable Series Trust I, Morgan Stanley Investment Management Inc. (formerly known as "Morgan Stanley Dean Witter Investment Management Inc."), and John Hancock Life Insurance Company, relating to the Emerging Markets Equity Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (37) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Putnam Investment Management LLC (formerly known as "Putnam Investment Management, Inc"), and John Hancock Life Insurance Company, relating to the Fundamental Growth fund (formerly "Fundamental Mid Cap Growth"), incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (38) Sub-Investment Management Agreement, dated August 17, 1999, among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Life Insurance Company relating to the Large Cap Value CORE Fund, incorporated by reference to Post-Effective Amendment No. 33 to this

           Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (39) Amendment, dated July 1, 2001 to Sub-Investment Management Agreement, dated August 17, 1999, among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Life Insurance Company relating to the Large Cap Value CORE Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (40) Sub-Investment Management Agreement, dated August 12, 1999, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company relating to the Large/Mid Cap Value fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (41) Sub-Investment Management Agreement, dated May 1, 2001, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company relating to the Small Cap Value Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (42) Amendment, dated July 1, 2001, to Sub-Investment Management Agreement, dated May 1, 2001, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company relating to the Small Cap Value fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (43) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Morgan Stanley Investment Management, Inc. (formerly known as "Morgan Stanley Dean Witter Investment Management, Inc."), and John Hancock Life Insurance Company relating to the Real Estate Equity Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (44) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Independence Investment Management, LLC (formerly known as "Independence Investment Associates, Inc."), and John Hancock Life Insurance Company relating to the Growth & Income Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (45) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Putnam Investments (formerly known as "Putnam Investment Management, Inc."), and John Hancock Life Insurance Company relating to the Growth & Income Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (46) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Independence Investment Management, LLC (formerly known as "Independence Investment Associates, Inc."), and John Hancock Life Insurance Company relating to the Managed Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (47) Sub-Investment Management Agreement, dated November 1, 2000, among John Hancock Variable Series Trust I, Capital Guardian Trust Company, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (48) Sub-Investment Management Agreement, dated May 1, 2001 among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, relating to the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (49) Sub-Investment Management Agreement, dated March 29, 1996, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company, relating to the Large Cap Value Fund, incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1996.

     (50) Amendment, dated July 1, 2001, to Sub-Investment Management Agreement, dated March 29, 1996, among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Life Insurance Company, relating to the Large Cap Value Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (51) Sub-Investment Management Agreement, dated April 29, 1988, among John Hancock Variable Series Trust I, Independence Investment Associates Inc., and John Hancock Life Insurance Company, relating to the Large Cap Growth Fund, incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A filed with the Commission in April, 1988.

     (52) Sub-Investment Management Agreement, dated April 15, 1994, among John Hancock Variable Series Trust I, Independence Associates Inc., and John Hancock Life Insurance Company, relating to the Short-Term Bond Fund, incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1994.

     (53) Sub-Investment Management Agreement, dated April 30, 1999, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, relating to the Small/Mid Cap Growth Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (54) Amendment, dated July 1 to Sub-Investment Management Agreement, dated April 30, 1999, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, relating to the Small/Mid Cap Growth Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (55) Sub-Investment Management Agreement, dated May 1, 1995, among John Hancock Variable Series Trust I, John Hancock Advisers, LLC (Formerly known as John Hancock Advisers, Inc.), and John Hancock Life Insurance Company, related to the Active Bond Fund, incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 29, 1995.

     (56) Amendment Number 1, dated November 1, 2000, to the Sub-Investment Management Agreement, dated May 1, 1995, among John Hancock Variable Series Trust I, John Hancock Advisers, LLC (formerly known as John Hancock Advisers, Inc.), and John Hancock Life Insurance Company, related to the Active Bond Fund, incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, File Nos. 33-2081 and 811-04490, filed on April 12, 2002.

     (57) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, T. Rowe Price Associated, Inc., and John Hancock Life Insurance Company, related to the Mid Cap Value Fund, is incorporated by reference to Post-Effective Amendment No. 37 to this File No., filed on May 1, 2003. Amendment to the Fee Schedule, Filed herewith.

     (58) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, John Hancock Advisers, LLC, and John Hancock Life Insurance Company, related to the Financial Industries Fund, is incorporated by reference to Post-Effective Amendment No. 37 to this File No., filed on May 1, 2003.

     (59) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, related to the Health Sciences Fund, is incorporated by reference to Post-Effective Amendment No. 37 to this File No., filed on May 1, 2003.

     (60) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Life Insurance Company, related to the Small Cap Emerging Growth Fund, is incorporated by reference to Post-Effective Amendment No. 37 to this File No., filed on May 1, 2003.

     (61) Interim Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Standish Mellon Asset Management Company LLC, and John Hancock Life Insurance Company, related to the Bond Index Fund, is incorporated by reference to Post-Effective Amendment No. 37 to this File No., filed on May 1, 2003.

     (62) Interim Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, RREEF America L.L.C., and John Hancock Life Insurance Company, related to the Real Estate Equity Fund, is incorporated by reference to Post-Effective Amendment No. 37 to this File No., filed on May 1, 2003.

     (63) Interim Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Janus Capital Management LLC, and John Hancock Life Insurance Company, related to the Large Cap Aggressive Growth fund, is incorporated by reference to Post-Effective Amendment No. 37 to this File No., filed on May 1, 2003.

     (64) Sub-Investment Management Agreement, dated May 1, 2003, among John Hancock Variable Series Trust I, Pacific Investment Management Company LLC, and John Hancock Life Insurance Company, related to the Total Return Bond Fund, is incorporated by reference to Post-Effective Amendment No. 37 to this File No., filed on May 1, 2003.

     (65) Interim Sub-Investment Management Agreement, Form of, dated June 2, 2003, among John Hancock, Variable Series Trust I, John Hancock Advisers LLC, and John Hancock Life Insurance Company, related to the Active Bond Fund, is filed herewith.

     (66) Interim Sub-Investment Management Agreement, Form of, dated June 2, 2003, among John Hancock, Variable Series Trust I, Pacific Investment Management Company LLC, and John Hancock Life Insurance Company, related to the Active Bond Fund, is filed herewith.

   (e) Underwriting and Indemnity Agreement among John Hancock Variable Series Trust I, Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), and John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), Incorporated by reference to this file 33-2081, filed in Post-Effective Amendment No. 14 on Form N-1A on February 28, 1997.

   (f)   Not applicable

   (g) (1) Custodian Agreement between John Hancock Variable Series Trust I and State Street Bank and Trust Company, dated January 30, 1995, relating to the International Equity Index and Small/Mid Cap CORE Fund, included in Post-Effective Amendment No. 10 to this file No. 33-2081, filed on March 2, 1995.

         (2) Amendment, Form of, dated as of April 30, 2003 to Custodian Agreement dated January 30, 1995, as amended, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, filed herewith.

   (h) Amendment dated April 29, 1988 to Transfer Agency Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company, January 27, 1986, which was priorly included in Exhibit 9 to Pre-Effective Amendment No. 1 to this File No. 33-2081, filed March 13, 1986, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

   (i)   Legal opinion, to be filed by post-effective amendment.

   (j) (1) Consent of Ernst & Young LLP, to be filed by post-effective amendment.

         (2) Representation of Counsel as to eligibility of Rule 485(b), N/A.

   (k)   Not applicable.

   (l)   Not applicable.

   (m)   Not applicable.

   (n)   Not applicable.

   (o)   Not applicable.

   (p) Code of Ethics, adopted by the John Hancock Variable Series Trust I, its Investment Adviser and Principal Underwriter, incorporated by reference to Post-Effective Amendment No. 34 to this registration statement, File Nos. 33-2081 and 811-04490, filed on January 31, 2003.

   (q) Diagram of Subsidiaries of John Hancock Financial Services, Inc., is incorporated herein by reference from the annual report of John Hancock Financial Services, Inc. filed on Form 10-K (File No. 1-15670) on March 20, 2003.

   (r)   Powers of Attorney for Elizabeth G. Cook, Kathleen F. Driscoll, Diane
         C. Kessler, Michele G. Van Leer, Hassell H. McClellan and Robert F. Verdonck, incorporated by reference to Form N-14 to File No. 333-69440, filed on September 14, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Currently, shares of the Registrant are sold only to (1) John Hancock Variable Life Accounts U, V and S, separate investment accounts created pursuant to Massachusetts law, to fund variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"), a stock life insurance company organized under the laws of Massachusetts; (2) John Hancock Variable Annuity Accounts H, U and V, separate investment accounts created pursuant to Massachusetts law to fund variable annuity contracts issued by John Hancock Life Insurance Company, ("John Hancock"), a life insurance company organized under the laws of Massachusetts; (3) John Hancock Variable Life Account UV, a separate investment account created pursuant to

Massachusetts law to fund variable life insurance policies issued by John Hancock; (4) John Hancock Variable Annuity Account I and JF, separate investment accounts crated pursuant to Massachusetts law to fund variable annuity contracts issued by JHVLICO; and (5) Separate Account IPL-1, a separate investment account created pursuant to Delaware law to fund variable life insurance policies issued by Investors Partner Life Insurance Company, ("IPL"), a life insurance company organized under the laws of Delaware. (The ten variable accounts are hereinafter referred to as "Separate Accounts.") The purchasers of variable life insurance policies and variable annuity contracts issued in connection with such Separate Accounts will have the opportunity to instruct JHVLICO, John Hancock and IPL, respectively, with regard to the voting of the Registrant's shares held by the Separate Account as to certain matters. Subject to such voting instructions, John Hancock, JHVLICO and IPL directly control the Registrant, and the Separate Accounts currently are its sole shareholders.

Subsequently, shares of the Registrant may be sold to other separate investment accounts of John Hancock, JHVLICO and IPL. A diagram of the subsidiaries of John Hancock is incorporated by reference to Item 23(q) to this Form N-1A.

ITEM 25. INDEMNIFICATION

Reference is made to Article VI of the Registrant's By-Laws (Exhibit 23(b) to this Registration Statement), which provides that the Trust shall indemnify of advance any expenses to the trustees, shareholders, officers, or employees of the Trust to the extent set forth in the Declaration of Trust.

Sections 6.3 through 6.17 of the Declaration of Trust relate t the indemnification of trustees, shareholders, officers and employees and are hereby incorporated by reference. It is provided that the Registrant shall indemnify any Trustee made a party to any proceeding by reason of service in that capacity if the Trustee (a) acted in good faith and (b) reasonably believed, (1) in the case of conduct in the Trustee's official capacity with the Trust, that the conduct was in the best interest of the Trust and (2) in all other cases, that the conduct was at least not opposed to the best interests of the Trust, and (c) in the case of any criminal proceeding, the Trust shall indemnify the Trustee if the Trustee acted in good faith and had no reasonable cause to believe that the conduct was unlawful. Indemnification may not be made by the Trust unless authorized in each case by a determination by the Board of Trustees or by special legal counsel or by the shareholders. Neither indemnification nor advancement of expenses may be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties involved in the conduct of his office ("Disabling Conduct"). The means for determining whether indemnification shall be made shall be (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person was not liable by reason of Disabling Conduct. Such latter determination may be made either (a) by the vote of a majority of a quorum of Trustees who are neither "interested persons' of the Trust (as defined in the 1940 Act, as amended) nor parties to the proceeding or (b) by an independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and at least one of three conditions is satisfied: (1) he provides security for his agreement to repay, (2) the Registrant is insured against loss by reason of lawful advances, or (3) a majority of quorum the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the Trustee or officer will be found entitled to indemnification.

Similar types of provisions dealing with the indemnification of the Registrant's officers and directors is included n several exhibits attached to the original filing and subsequent amendments to this Registration Statement: specifically,
Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(k) to Post-Effective Amendment No. 13 to this Registration Statement filed April 30, 1996), Section 14 of the Investment

Management Agreement by and between John Hancock Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(g) to Post-Effective Amendment No. 9 to this Registration Statement filed March 1, 1994), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 5 Post-Effective Amendment No. 4 to this Registration Statement, filed in April, 1989), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(v) to Post-Effective Amendment No.19 to this Registration Statement filed in 1998),
Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(d) to Post-Effective Amendment No. 23 to this Registration Statement filed on August 9, 1999), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(d) filed herewith). Section 15 of the Transfer Agency Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 9 to Pre-Effective Amendment No. 1 to this Registration Statement filed March 13, 1986), and Section 6 of the Underwriting and Indemnity Agreement By and Among John Hancock Series Trust, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 6.b to Post-Effective Amendment No. 14 to this Registration Statement filed February 28, 1997).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the Registrant's By-Laws or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the "Commission"), such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information pertaining to any business and other connections of Registrant's investment adviser, John Hancock, is hereby incorporated by reference from the section of Part A of this Form N-1A (the {"Prospectus") captioned "Management,"
Item 7 of Part II of John Hancock's Form ADV [filed separately with the Commission (File No. 801-8352)]. Information pertaining to any business and other connections of Registrant's sub-investment advisers, Independence Investment Associates, LLC (formerly known as Independence Investment Associates, Inc.) ("IIA"), John Hancock Advisers LLC (formerly known as John Hancock Advisers, Inc. ("Advisers"), Capital Guardian Trust Company ("Capital Guardian"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Janus Capital Corporation ("Janus"), T. Rowe Price International, Inc. ("Price International"), Goldman Sachs Asset Management ("Goldman Sachs"), Morgan Stanley Investment Management, Inc. (formerly known as Morgan Stanley Dean Witter Investment Management, Inc.) ("Morgan Stanley"), Mellon Bond Associates, LLP ("Mellon"), Alliance Capital Management L.P. ("Alliance"), Putnam Investment Management, LLC ("Putnam"), SSgA Funds Management, Inc. (formerly State Street Global Advisers, a division of State Street Bank and Trust Company) ("SSgA") Standish Mellon Asst Management Company LLC, RREEF America L.L.C., Pacific Investment Management Company LLC, and Wellington Management Company, LLP ("Wellington"), is incorporated by reference from the section of the Prospectus captioned "Management" an Item 7 of Part II of the Forms ADV of IIA (File No. 801-15908), Advisers (File No.801-8124), T. Rowe Price (File No. 801-856), Janus (File No. 801-13991), Putnam (File No. 801-7974), Price International (File No. 801-14713), Goldman Sachs (File No. 801-16048), Morgan Stanley (File No. 801-15757), Alliance (File No. 801-56720),

Wellington (File No. 801-15908), Capital Guardian (File No. 801-60145), Mellon (File No. 801-28576) and SSgA (File No. 60103) filed separately with the Commission. The other businesses, professions, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of John Hancock, IIA, Advisers, T. Rowe Price, Janus, Goldman Sachs, Morgan Stanley, Alliance, SSgA and Wellington are hereby incorporated by reference, respectively, from Schedules A and D of John Hancock's Form ADV and from Schedules A and D of the Forms ADV of the sub-investment advisers.

ITEM 27.  PRINCIPAL UNDERWRITERS

       (a) Signator Investors, Inc. ("Signator") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting and distribution services. Signator does not act as a principal underwriter, distributor, or investment advisor for any other investment company, except that Signator serves as the principal underwriter for the separate accounts referred to in the response to Item 24 above.

       (b) The name and principal business address of each officer, director, or partner of Signator as well as their positions and offices with Signator are hereby incorporated by reference from Schedules A and D of Signator's Form BD [filed separately with the Commission (Firm CRD No. 468)]. None of the directors or partners of Signator hold positions with the Registrant.

       (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as custodian for the Registrant and in such capacity keeps records regarding securities in transfer, bank statements and cancelled checks.

John Hancock, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, will serve as Registrant's transfer agent and investment adviser, and, in such capacities, will keep records regarding shareholders' account records, cancelled stock certificates, and all other records required by Section 31(a) of the Act.

IIA, 53 State Street, Boston, Massachusetts 02109, will serve as Registrant's subadvisor ad, in such capacity, will keep records related to transactions in portfolio securities of the Growth & Income fund, Large Cap Growth Fund, Managed Fund, Real Estate Equity Fund, International Equity Index Fund, and Short-Term Bond Fund.

Advisers, 101 Huntington Avenue, Boston, Massachusetts 02199, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Active Bond Fund, (formerly known as "Sovereign Bond") and Small Cap Growth Fund.

SSgA, Two International Place, Boston, Massachusetts 02110 will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Equity Index Fund.

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Small Cap Value Fund, Large Cap Value Fund, and the International Opportunities Fund.

Janus, 100 Fillmore Street, Denver, Colorado 80206, will serve as Registrant's subadvisor and, in such capacity, will keep records related to transactions in portfolio securities of the Mid Cap Growth Fund and the Large Cap Aggressive Growth Fund.

Goldman Sachs, 32 Old Slip, New York, New York 10005, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Small/Mid Cap CORE Fund, and Large Cap Value CORE Fund.

Morgan Stanley, 1221 Avenue of the Americas, New York, New York 10020, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Emerging Markets Equity Fund, and the Real Estate Equity Fund.

Mellon, One Mellon Bank Center, Suite 4135, Pittsburgh, Pennsylvania 15258, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Bond Index Fund.

Wellington, 75 State Street, Boston, Massachusetts 02109, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Health Sciences Fund, Small/Mid Cap Growth, High Yield Bond fund, Money Market Fund, and Large/Mid Cap Value Fund.

Putnam, Putnam Investment Management LLC, One Post Office Square, Boston, Massachusetts 02109, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions of the Growth & Income Fund, Fundamental Growth Fund and Health Sciences Fund.

Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California 90071, will serve as Registrant's subadvisor and in such capacity, will keep the records related to transactions of the Small Cap Equity Fund, Managed fund, Overseas Equity Fund, and the Global Bond Fund.

Fidelity Management & Research Company, 82 Devonshire Street, Boston, Massachusetts 02109, will serve a Registrant's subadvisor and, in such capacity, will keep the records related to transactions of the Earnings Growth Fund.

Standish Mellon Asset management Company, LLC, One Boston Place, Suite 024-0344, Boston, MA 02108-4408, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transactions in the portfolio securities of the Bond Index Fund.

RREEF America L.L.C., 875 North Michigan Avenue, 41/st/ Floor, Chicago, Illinois 60611, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transaction in the portfolio securities of the Real Estate Equity Fund.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660, will serve as Registrant's subadvisor and, in such capacity, will keep the records related to transaction in the portfolio securities of the Total Return Bond Fund.

Foley & Lardner, 3000 K Street, N.W., Suite 500, Washington, D.C., 20007-5109; serves as counsel to Registrant and, in such capacity, retains certain records of the Trust Governance Committee of Registrant.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF BOSTON, AND THE COMMONWEALTH OF MASSACHUSETTS, ON THE 2nd DAY OF JUNE, 2003.

     John Hancock Variable Series Trust I

     By: /s/ MICHELE G. VAN LEER
             -------------------
     Michele G. Van Leer, Chairman and Chief Executive Officer

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT OT ITS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

     SIGNATURE                                  DATE

     By: /s/RAYMOND F. SKIBA                    June 2, 2003
         -------------------

     Raymond F. Skiba,
      Treasurer (Principal Financial and Accounting Officer)

     By: MICHELE G. VAN LEER                    June 2, 2003
        --------------------

     Michele G. Van Leer
     Chairman and Chief Executive Officer

For herself and as attorney-in-fact for:

Elizabeth G. Cook, Trustee

Diane C. Kessler, Trustee

Robert F. Verdonck, Trustee

Hassell H. McClellan, Trustee